UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                                     FORM 24 F-2
                           Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.




1.  Name and address of issuer: Securities Management & Timing Funds
                                620 Woodmere Avenue, Suite B
                                Traverse City, MI 49686



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: |X|





3.   Investment Company Act File Number:      811-08687

     Securities Act File Number:           333-47429




4.(a).  Last day of Fiscal year for which this Form is filed: May 31, 2001


4.(b).  |_| Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). |_| Check box if this is the last time the issuer will be filing this Form.



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5.      Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during the fiscal year
              pursuant to section 24(f):                                                $781,369

        (ii)  Aggregate price of securities redeemed or repurchased during the
              fiscal year:                                                              $4,180,811

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:                                                        $2,504,740

        (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:          $6,685,551

        (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                            $0

        (vi)  Redemption credits available for use in future years if Item 5(i)
              is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:             $5,904,182

        (vii) Multiplier for determining registration fee (See Instruction
              C.9):                                                                      x  .00025

        (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                                                        =  $0


6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0

7.  Interest  due -- If this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see Instruction D):                                         + $0

8.  Total of the  amount of the  registration  fee due plus  interest  due [line
    5(vii) plus line 7]:                                                                     = $0

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:
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         Method of Delivery:

                |_|     Wire Transfer
                |_|     Mail or other means





                                                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)* ___________________________________
                               Craig M. Pauly, President

Date: August 23, 2001

         *Please print the name and title of the signing officer below the signature.